Financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Debt securities	£ 60,012	£ 48,388
Repurchase agreements and other similar secured borrowing	11,965	12,769
Subordinated debt	38,253	32,185	£ 32,005
Financial liabilities designated at fair value	272,055	251,131
Cumulative own credit net loss recognised	674	960
Separate
Disclosure of financial liabilities [line items]
Cumulative own credit net loss recognised	689	837
Contractual amount due on maturity
Disclosure of financial liabilities [line items]
Debt securities	72,728	61,333
Deposits	42,455	29,836
Repurchase agreements and other similar secured borrowing	173,938	168,144
Subordinated debt	1,029	613
Financial liabilities designated at fair value	290,150	259,926
Fair value
Disclosure of financial liabilities [line items]
Debt securities	57,325	53,164
Deposits	41,037	29,409
Repurchase agreements and other similar secured borrowing	173,172	168,075
Subordinated debt	521	483
Financial liabilities designated at fair value	£ 272,055	£ 251,131